Common and Preferred Stock (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2018	Jul. 14, 2017
Common Stock Details
Common Stock Authorized	4,000,000,000
Common Stock Issued	349,573,488
Convertible Notes Payable Conversion	168,805,244
Increase of Shares in Incentive Plan		65,000,000
Preferred Stock Authorized	20,000,000
Designated Preferred	12,789,474
Undesignated Preferred	7,210,526
Shares Issued for Cash	135,149,014
Shares issued for option exercises	29,096,402
Shares issued for Services	16,522,828